                    OPPENHEIMER STRATEGIC BOND FUND/VA
               (a series of Oppenheimer Variable Account Funds)
                   Supplement dated February 5, 2003 to the
                         Prospectus dated May 1, 2002

      The Prospectus is changed as follows:

1.    The  Prospectus  supplement  dated  May 1,  2002 is  replaced  with this supplement.

2.    In the  Annual  Total  Returns  chart  on page 5, the  vertical  axis is revised so that the number between 5% and -5% is 0% (not 20%).

3.    The paragraph  titled  "Portfolio  Managers" on page 8 of the Prospectus is deleted in its entirety and replaced with the following:

      |X|  Portfolio  Managers.  The  portfolio  manager  of the Fund is
      Arthur  P.   Steinmetz.   He  has  been  the  person   principally
      responsible   for  the   day-to-day   management   of  the  Fund's
      portfolio  since its inception in May 1993.  He is Vice  President of the Fund and Senior  Vice  President  of the  Manager.  He also serves as officer  and  portfolio  manager  for other  Oppenheimer funds.  Mr.  Steinmetz  has been  employed  by the  Manager  since
      1986.

February 5, 2003                                                 PS265.002

                       OPPENHEIMER HIGH INCOME FUND/VA
               (a series of Oppenheimer Variable Account Funds)
                   Supplement dated February 5, 2003 to the
                         Prospectus dated May 1, 2002

      The Prospectus is changed as follows:

1.    The  Prospectus  supplement  dated  June 25,  2002 is  replaced  by this supplement.

2.    The paragraph  titled  "Portfolio  Managers" on page 8 of the Prospectus is deleted in its entirety and replaced with the following:

      |X|  Portfolio  Managers.  The  portfolio  managers of the Fund are
      Arthur  P.  Steinmetz  and  Dimitrois  Kourkoulakos.  They  are the
      persons  principally  responsible for the day-to-day  management of the Fund's  portfolio,  Mr.  Steinmetz  since  February 5, 2003 and
      Mr.  Kourkoulakos  since June  2002.  Both are Vice  Presidents  of
      the  Fund,  and  Mr.   Kourkoulakos   is  Vice  President  and  Mr.
      Steinmetz  is  Senior  Vice  President  of the  Manager.  They also serve as officers  and  portfolio  managers  for other  Oppenheimer funds.  Mr.  Steinmetz  has been employed by the Manager since 1986 and Mr. Kourkoulakos since 1995.

February 5, 2003                                                  PS640.002